Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Interest income	$ 1,026	$ 1,266	$ 1,290
Discount on marketable securities	(561)	(758)	(643)
Exchange rate differences, net	(148)	(95)	(89)
Bank charges	(97)	(150)	(154)
Financial income, net	$ 220	$ 263	$ 404